UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:  Sun Valley Gold LLC

       Address: 620 Sun Valley Road
       P.O. Box 2759
       Sun Valley, Idaho 83353

13F File Number: 028-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter F. Palmedo
Title:  President of Sun Valley Gold Corporation, the Managing Member
Phone:  208-726-2399


Signature, Place and Date of Signing:


/s/ Peter F. Palmedo          Sun Valley, Idaho          08/10/2007
--------------------          -------------------        ----------
   [Signature]                 [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total: $167,432
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         NONE

                           Holdings Report by Fund, Security Description, Position, Security Description
                                                        Sun Valley Gold LLC
                                                           June 30, 2007


COLUMN 1                       COLUMN  2         COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6    COLUMN 7    COLUMN 8

                                                            VALUE    SHRS OR    SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (X$1000) PRN AMT    PRN CALL   DISCRETION  MNGRS  SOLE     SHARED  NONE

AGNICO EAGLE MINES LTD         COM               008474108    5,180    141,912   SH           SOLE      NONE    141,912
AGNICO EAGLE MINES LTD         COM               008474108    1,183     32,400       PUT      SOLE      NONE     32,400
APEX SILVER MINES LTD          ORD               G04074103    9,755    485,059   SH           SOLE      NONE    485,059
APEX SILVER MINES LTD          ORD               G04074103    1,408     70,000   SH  PUT      SOLE      NONE     70,000
AURIZON MINES LTD              COM               05155P106    9,072  2,752,900   SH           SOLE      NONE  2,752,900
BARRICK GOLD CORP              COM               067901108   18,476    635,556   SH           SOLE      NONE    635,556
COEUR D ALENE MINES CORP IDA   COM               192108108    1,799    501,113   SH           SOLE      NONE    501,113
GAMMON LAKE RES INC            COM               364915108    6,793    538,300   SH           SOLE      NONE    538,300
GOLD FIELDS LTD NEW            SPONSORED ADR     38059T106   10,215    650,638   SH           SOLE      NONE    650,638
HECLA MNG CO                   COM               422704106   17,118  2,004,468   SH           SOLE      NONE  2,004,468
IAMGOLD CORP                   COM               450913108    9,397  1,220,585   SH           SOLE      NONE  1,220,585
IMA EXPLORATION INC            COM               449664101      636  1,652,000   SH           SOLE      NONE  1,652,000
KIMBER RES INC                 COM               49435N101    3,215  2,536,200   SH           SOLE      NONE  2,536,200
KIN ROSS GOLD CORP             COM NO PAR        496902404    2,608    223,312   SH           SOLE      NONE    223,312
KIN ROSS GOLD CORP             COM               496902404    2,064    176,700       PUT      SOLE      NONE    176,700
METALLICA RES INC              COM               59125J104    3,605    780,438   SH           SOLE      NONE    780,438
MINEFINDERS LTD                COM               602900102    2,663    230,000   SH           SOLE      NONE    230,000
MIRAMAR MINING CORP            COM               60466E100    7,480  1,728,110   SH           SOLE      NONE  1,728,110
PAN AMERICAN SILVER CORP       COM               697900108      892     33,891   SH           SOLE      NONE     33,891
PAN AMERICAN SILVER CORP       COM               697900108   37,447  1,422,200       PUT      SOLE      NONE  1,422,200
SILVER WHEATON CORP            COM               828336107       38      1,100       PUT      SOLE      NONE      1,100
STILLWATER MNG CO              COM               86074Q102   10,666    968,762   SH           SOLE      NONE    968,762
STREETTRACKS GOLD TR           GOLD SHS          863307104    4,949     77,000   SH           SOLE      NONE     77,000
YAMANA GOLD INC                COM               98462Y100      773     69,500       PUT      SOLE      NONE     69,500
                                                            167,432


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